Stockholders' Equity (Details Narrative) - USD ($)									1 Months Ended										3 Months Ended	9 Months Ended			12 Months Ended
		Sep. 30, 2020		Sep. 29, 2020	Sep. 25, 2020	Jun. 22, 2020	Dec. 30, 2019	Sep. 30, 2019	Sep. 30, 2020		Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related party payables		$ 635,154							$ 635,154										$ 635,154	$ 635,154			$ 635,154	$ 420,154
Shares of common stock for services							9,364
Common stock authorized shares		100,000,000							100,000,000										100,000,000	100,000,000			100,000,000	100,000,000
Shares of common stock, value																			$ 6,207,502
Deferred offering costs		$ 42,580							$ 42,580										$ 42,580	$ 42,580
Agent expenses																				21,900
Auditor expenses																				20,680
Gross proceeds from sale of shares																				6,207,502
Underwriting discounts and commissions and offering expenses																				$ 1,042,500
Common stock, par value		$ 0.001							$ 0.001										$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000							10,000,000										10,000,000	10,000,000			10,000,000	6,795,000
Preferred stock, par value		$ 0.001							$ 0.001										$ 0.001	$ 0.001			$ 0.001	$ 0.001
Warrants exercise price																								$ 4.38
Warrant [Member]
Warrants expiration date	[1]	Sep. 24, 2025							Sep. 24, 2025										Sep. 24, 2025	Sep. 24, 2025
Warrants exercise price		$ 7.1875	[1]					$ 0	$ 7.1875	[1]									$ 7.1875 [1]	$ 7.1875	[1]	$ 0
Series D Preferred Stock [Member]
Number of shares issued																							18,727
Initial Public Offering [Member]
Number of shares issued				42,404	1,260,870
Shares of common stock, value					$ 6,207,502
Public offering price				$ 5.75	$ 5.75
Gross proceeds from sale of shares					$ 7,250,002
Underwriting discounts and commissions and offering expenses					$ 1,042,500
Option to purchase of common stock shares					189,130
Initial Public Offering [Member] | Warrant [Member] | Aegis Capital Corp [Member]
Public offering price					$ 6.9718
Warrants to purchase of common stock					100,870
Sale of shares percentage					8.00%
Warrants expiration date					Sep. 24, 2025
Warrants exercise price					$ 7.1875
Public offering price, percentage					125.00%
Warrants exercise price, percentage					97.00%
Initial Public Offering [Member] | Series A Preferred Stock [Member]
Number of shares issued				1,520,937
Initial Public Offering [Member] | Series B Preferred Stock [Member]
Number of shares issued				129,267
Initial Public Offering [Member] | Series C Preferred Stock [Member]
Number of shares issued				66,575
Initial Public Offering [Member] | Series D Preferred Stock [Member]
Number of shares issued				305,990
Amended and Restated Certificate of Incorporation [Member]
Reverse stock split						1-for-2.67 reverse stock split
Board of Directors [Member]
Number of shares issued		306,069
Common stock shares granted		908,242							73,356		73,356	73,356	77,571	77,571	77,571	77,571	77,571	77,571		228,498
Shares vested amount		$ 686,880							$ 165,051		$ 165,051	$ 165,051	$ 173,943	$ 173,943	$ 173,943	$ 173,943	$ 173,943	$ 173,943		$ 512,937
Shares remains unvested		602,173							602,173										602,173	602,173
Unrecognized value		$ 1,354,889							$ 1,354,889										$ 1,354,889	$ 1,354,889
Board of Directors [Member] | 2019 Equity Incentive Plan [Member]
Reserved shares of common stock issuance								1,498,128														1,498,128
Related party payables								$ 12,000,000														$ 12,000,000
Two New Board Members [Member] | 2019 Equity Incentive Plan [Member]
Warrants exchanged common stock shares								2,675,602
Number of shares issued								8,012,684
Shares of common stock for services								155,433
Common stock authorized shares								908,242														908,242
Shares of common stock, value								$ 2,037,000

[1]	The warrants are exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The exercise price of the warrants is $7.1875 per share or $6.9718 per share if the warrants are exercised for cash within the first six months of the period in which they are exercisable.